Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of related party expenses

Company	Concept	12.31.25	12.31.24	12.31.23

EDELCOS S.A.	Technical advisory services on financial matters	(63,425)	(53,264)	(42,611)
SACME	Operation and oversight of the electric power transmission system	(2,800)	(2,171)	(1,813)
Andina PLC	Financial interest	-	(270)	(656)
Quantum Finanzas S.A.	Legal fees	(2,818)	(4,658)	-
Quantum Asset Management S.A.	Legal fees	(612)	-	-
Estudio Cuneo Libarona Abogados	Legal fees	-	-	(20)
Grieco Maria Teresa	Legal fees	-	(3)	-
		(69,655)	(60,366)	(45,100)

Schedule of key management personnel remuneration

	12.31.25	12.31.24	12.31.23

Salaries	23,581	18,287	16,741

Schedule of related party receivables and payables

	12.31.25	12.31.24
Other receivables - Non current
SACME	526	162

Trade payables
EDELCOS	(18,757)	(12,630)
Other payables
SACME	(233)	(271)